Offerings - Offering: 1	Dec. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	This registration statement relates to the aggregate offering of $1,000,000 of common shares of beneficial interest of the Fund. The Maximum Aggregate Offering Price of $1,000,000 is estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee.